Note 7 - Fair Value - Financial Instruments At Fair Value By Levels - Assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 697,626	€ 676,689
Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	44,333	58,024
Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	233	172
Financial Assets Held For Trading [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	31,594	26,730
Financial Assets Held For Trading [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	72,726	62,983
Financial Assets Held For Trading [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,048	404
Financial Assets Held For Trading [Member] | Loans and Advances [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,341	47
Financial Assets Held For Trading [Member] | Loans and Advances [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	35,704	28,642
Financial Assets Held For Trading [Member] | Loans and Advances [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	80	60
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	21,295	17,884
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	10,229	7,494
Financial Assets Held For Trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	750	199
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	5,499	5,194
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial Assets Held For Trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	56	60
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,459	3,605
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	26,793	26,846
Financial Assets Held For Trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	163	85
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,707	3,127
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	40	78
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,171	1,929
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and Advances [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	59	25
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and Advances [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Loans and Advances [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	993	1,778
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	43	90
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	38	71
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	75	76
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,606	3,012
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	2	8
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	102	75
Financial assets designated at fair value through profit or loss [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,403	1,313
Financial assets designated at fair value through profit or loss [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and Advances [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and Advances [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Loans and Advances [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	1,403	1,313
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial assets designated at fair value through profit or loss [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	52,768	45,824
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	9,626	9,323
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	969	1,190
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and Advances [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	33	33
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and Advances [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Loans and Advances [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	0	0
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	50,733	43,788
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	9,505	9,211
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	481	711
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	2,003	2,003
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	121	113
Financial Assets At Fair Value Through Other Comprehensive Income [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	489	479
Financial Assets At Amortized Cost [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	25,582	21,419
Financial Assets At Amortized Cost [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	218,460	204,619
Financial Assets At Amortized Cost [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	187,024	193,819
Derivatives Hedge accounting [Member] | Level 1 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	40	7
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	3,061	2,882
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy Member
Disclosure Of Fair Value Measurement Of Assets Line Items
Assets	€ 3	€ 3